Fair Value - Schedule of Fair Value Measurements of Liabilities Measured at Fair Value on Recurring Basis (Details) - Recurring - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value
Liabilities, fair value disclosure	$ 93,506	$ 85,321	$ 18,443
Contingent consideration - business combination
Fair Value
Liabilities, fair value disclosure	2,869	3,549
Contingent consideration - earnout
Fair Value
Liabilities, fair value disclosure	43,193	50,238
Private warrant liability
Fair Value
Liabilities, fair value disclosure	47,444	31,534
Redeemable convertible preferred stock warrants
Fair Value
Liabilities, fair value disclosure			6,684
FVO notes
Fair Value
Liabilities, fair value disclosure			11,659
Contingent Consideration
Fair Value
Liabilities, fair value disclosure			100
Level 3
Fair Value
Liabilities, fair value disclosure	93,506	85,321	18,443
Level 3 | Contingent consideration - business combination
Fair Value
Liabilities, fair value disclosure	2,869	3,549
Level 3 | Contingent consideration - earnout
Fair Value
Liabilities, fair value disclosure	43,193	50,238
Level 3 | Private warrant liability
Fair Value
Liabilities, fair value disclosure	$ 47,444	$ 31,534
Level 3 | Redeemable convertible preferred stock warrants
Fair Value
Liabilities, fair value disclosure			6,684
Level 3 | FVO notes
Fair Value
Liabilities, fair value disclosure			11,659
Level 3 | Contingent Consideration
Fair Value
Liabilities, fair value disclosure			$ 100